COMMITMENTS AND CONTINGENCIES, Underwriting Agreement (Q1) (Details)	Sep. 17, 2020 USD ($) $ / shares shares
Underwriting Agreement [Abstract]
Deferred underwriting fees	$ 8,050,000
Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Underwriters deferred fee (in dollars per unit) | $ / shares	$ 0.35
Deferred underwriting fees	$ 8,050,000
Initial Public Offering [Member] | PIMCO [Member]
Underwriting Agreement [Abstract]
Units issued (in shares) | shares	1,980,000